Capital Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total capital (to risk-weighted assets), Actual Amount	$ 41,385	$ 38,908
Total capital (to risk-weighted assets), Actual Ratio	13.18%	13.69%
Total capital (to risk-weighted assets), Minimum Capital Adequacy Amount	$ 27,076	$ 22,739
Total capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	8.63%	8.00%
Total capital (to risk-weighted assets),To Be Well Capitalized Amount	$ 31,392	$ 28,424
Total capital (to risk-weighted assets),To Be Well Capitalized Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Actual Amount	$ 39,022	$ 36,325
Tier 1 capital (to risk-weighted assets), Actual Ratio	12.43%	12.78%
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Amount	$ 20,797	$ 17,055
Tier 1 capital (to risk-weighted assets), Minimum Capital Adequacy Ratio	6.63%	6.00%
Tier 1 capital (to risk-weighted assets),To Be Well Capitalized Amount	$ 25,114	$ 22,739
Tier 1 capital (to risk-weighted assets),To Be Well Capitalized Ratio	8.00%	8.00%
Common equity tier 1 (to risk- weighted assets), Actual Amount	$ 39,022	$ 36,325
Common equity tier 1 (to risk- weighted assets), Actual Ratio	12.43%	12.78%
Common equity tier 1 (to risk- weighted assets), Minimum Capital Adequacy Amount	$ 16,089	$ 12,791
Common equity tier 1 (to risk- weighted assets), Minimum Capital Adequacy Ratio	5.13%	4.50%
Common equity tier 1 (to risk- weighted assets),To Be Well Capitalized Amount	$ 20,405	$ 18,476
Common equity tier 1 (to risk- weighted assets),To Be Well Capitalized Ratio	6.50%	6.50%
Tier 1 leverage (to average assets), Actual Amount	$ 39,022	$ 36,325
Tier 1 leverage (to average assets), Actual Ratio	10.39%	10.64%
Tier 1 leverage (to average assets), Minimum Capital Adequacy Amount	$ 15,025	$ 13,662
Tier 1 leverage (to average assets), Minimum Capital Adequacy Ratio	4.00%	4.00%
Tier 1 leverage (to average assets),To Be Well Capitalized Amount	$ 18,781	$ 17,077
Tier 1 leverage (to average assets),To Be Well Capitalized Ratio	5.00%	5.00%